Exhibit 99.2

April 29, 2025

Amherst Long Term Owner 3, LLC

5001 Plaza on the Lake #200

Austin, TX 78746

RE: AMSR 2025-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.	Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A.	Background.

We have been informed that:

1.	The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by Amherst Long Term Owner 3, LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5.	Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6.	Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

•	As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

•	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

•	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

•	Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

•	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

•	Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

•	Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

a.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b.	The value of the Properties or any other collateral securing the Mortgage Loan,

c.	Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 599 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, LLC

By: /s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status

1328023	Apparent Non-HOA Property
1676571	Apparent Non-HOA Property
2379926	Apparent Non-HOA Property
2770152	Apparent Non-HOA Property
1676746	Apparent Non-HOA Property
1675828	Apparent Non-HOA Property
1677196	Apparent Non-HOA Property
1677181	Apparent Non-HOA Property
1677251	Apparent Non-HOA Property
1677263	Apparent Non-HOA Property
1677209	Apparent Non-HOA Property
1676570	Apparent Non-HOA Property
1677122	Apparent Non-HOA Property
1677050	Apparent Non-HOA Property
1677277	Apparent Non-HOA Property
1677007	Apparent Non-HOA Property
1677242	Apparent Non-HOA Property
1676636	Apparent Non-HOA Property
1676147	Apparent Non-HOA Property
1807618	Apparent Non-HOA Property
1852115	Apparent Non-HOA Property
1951541	Apparent Non-HOA Property
1991632	Apparent Non-HOA Property
1997490	Apparent Non-HOA Property
2445063	Apparent Non-HOA Property
2381081	Apparent Non-HOA Property
2401517	Apparent Non-HOA Property
2657419	Apparent Non-HOA Property
2731326	Apparent Non-HOA Property
2754346	Apparent Non-HOA Property
2916251	Apparent Non-HOA Property
2910622	Apparent Non-HOA Property
2815614	Apparent Non-HOA Property
5521713	Apparent Non-HOA Property
3835785	Apparent Non-HOA Property
5517515	Apparent Non-HOA Property

Property ID	HOA Status
3340072	Apparent Non-HOA Property
4380456	Apparent Non-HOA Property
4384388	Apparent Non-HOA Property
3918057	Apparent Non-HOA Property
3888964	Apparent Non-HOA Property
3952689	Apparent Non-HOA Property
4968990	Apparent Non-HOA Property
4068492	Apparent Non-HOA Property
3942376	Apparent Non-HOA Property
4511184	Apparent Non-HOA Property
4235754	Apparent Non-HOA Property
4156374	Apparent Non-HOA Property
5141526	Apparent Non-HOA Property
5153785	Apparent Non-HOA Property
4384052	Apparent Non-HOA Property
4360814	Apparent Non-HOA Property
4494175	Apparent Non-HOA Property
4071717	Apparent Non-HOA Property
5104445	Apparent Non-HOA Property
4086982	Apparent Non-HOA Property
4620771	Apparent Non-HOA Property
4360806	Apparent Non-HOA Property
4729529	Apparent Non-HOA Property
4770016	Apparent Non-HOA Property
4992322	Apparent Non-HOA Property
4904398	Apparent Non-HOA Property
3481829	Apparent Non-HOA Property
4473549	Apparent Non-HOA Property
4473800	Apparent Non-HOA Property
4351892	Apparent Non-HOA Property
5160488	Apparent Non-HOA Property
4925039	Apparent Non-HOA Property
5200657	Apparent Non-HOA Property
5141594	Apparent Non-HOA Property
4360801	Apparent Non-HOA Property
4620754	Apparent Non-HOA Property
5319517	Apparent Non-HOA Property
5248521	Apparent Non-HOA Property
5037201	Apparent Non-HOA Property

Property ID	HOA Status
5040476	Apparent Non-HOA Property
5283899	Apparent Non-HOA Property
4904413	Apparent Non-HOA Property
3381536	Apparent Non-HOA Property
5040448	Apparent Non-HOA Property
5071678	Apparent Non-HOA Property
5141132	Apparent Non-HOA Property
5017717	Apparent Non-HOA Property
5037659	Apparent Non-HOA Property
5202769	Apparent Non-HOA Property
4927213	Apparent Non-HOA Property
5603523	Apparent Non-HOA Property
5670739	Apparent Non-HOA Property
5709330	Apparent Non-HOA Property
5287693	Apparent Non-HOA Property
5347137	Apparent Non-HOA Property
5272212	Apparent Non-HOA Property
5158714	Apparent Non-HOA Property
5322268	Apparent Non-HOA Property
5786972	Apparent Non-HOA Property
5235017	Apparent Non-HOA Property
5197517	Apparent Non-HOA Property
5289318	Apparent Non-HOA Property
5110986	Apparent Non-HOA Property
5404054	Apparent Non-HOA Property
6190375	Apparent Non-HOA Property
6096192	Apparent Non-HOA Property
5507923	Apparent Non-HOA Property
5420005	Apparent Non-HOA Property
5496632	Apparent Non-HOA Property
5336792	Apparent Non-HOA Property
4992204	Apparent Non-HOA Property
5496881	Apparent Non-HOA Property
5682070	Apparent Non-HOA Property
6320061	Apparent Non-HOA Property
5726237	Apparent Non-HOA Property
6773804	Apparent Non-HOA Property
5351423	Apparent Non-HOA Property
5172392	Apparent Non-HOA Property

Property ID	HOA Status
5333894	Apparent Non-HOA Property
5379769	Apparent Non-HOA Property
5682784	Apparent Non-HOA Property
5322111	Apparent Non-HOA Property
5317956	Apparent Non-HOA Property
5798608	Apparent Non-HOA Property
5797465	Apparent Non-HOA Property
5486846	Apparent Non-HOA Property
5517703	Apparent Non-HOA Property
5810284	Apparent Non-HOA Property
5814967	Apparent Non-HOA Property
5510532	Apparent Non-HOA Property
5578838	Apparent Non-HOA Property
6444398	Apparent Non-HOA Property
5882136	Apparent Non-HOA Property
5276312	Apparent Non-HOA Property
5726568	Apparent Non-HOA Property
5882729	Apparent Non-HOA Property
5913664	Apparent Non-HOA Property
6192175	Apparent Non-HOA Property
5913679	Apparent Non-HOA Property
5671153	Apparent Non-HOA Property
5682799	Apparent Non-HOA Property
6018370	Apparent Non-HOA Property
6814227	Apparent Non-HOA Property
6005132	Apparent Non-HOA Property
6444400	Apparent Non-HOA Property
6444403	Apparent Non-HOA Property
5712969	Apparent Non-HOA Property
6453166	Apparent Non-HOA Property
6625749	Apparent Non-HOA Property
5416580	Apparent Non-HOA Property
6310356	Apparent Non-HOA Property
6568235	Apparent Non-HOA Property
6860516	Apparent Non-HOA Property
6630707	Apparent Non-HOA Property
5507924	Apparent Non-HOA Property
5766786	Apparent Non-HOA Property
5249603	Apparent Non-HOA Property

Property ID	HOA Status
5787438	Apparent Non-HOA Property
6700618	Apparent Non-HOA Property
5892075	Apparent Non-HOA Property
5929037	Apparent Non-HOA Property
5892160	Apparent Non-HOA Property
5987487	Apparent Non-HOA Property
6022681	Apparent Non-HOA Property
6075851	Apparent Non-HOA Property
6114620	Apparent Non-HOA Property
5892083	Apparent Non-HOA Property
6115666	Apparent Non-HOA Property
6699198	Apparent Non-HOA Property
6310104	Apparent Non-HOA Property
6444402	Apparent Non-HOA Property
6215421	Apparent Non-HOA Property
6709261	Apparent Non-HOA Property
6733039	Apparent Non-HOA Property
6692294	Apparent Non-HOA Property
6251460	Apparent Non-HOA Property
6677882	Apparent Non-HOA Property
6177001	Apparent Non-HOA Property
6764165	Apparent Non-HOA Property
6782991	Apparent Non-HOA Property
6749268	Apparent Non-HOA Property
6785088	Apparent Non-HOA Property
6779067	Apparent Non-HOA Property
6803525	Apparent Non-HOA Property
6810837	Apparent Non-HOA Property
6789178	Apparent Non-HOA Property
6814260	Apparent Non-HOA Property
6822427	Apparent Non-HOA Property
6820170	Apparent Non-HOA Property
6816037	Apparent Non-HOA Property
6822446	Apparent Non-HOA Property
6850145	Apparent Non-HOA Property
6037208	Apparent Non-HOA Property
6841897	Apparent Non-HOA Property
6867932	Apparent Non-HOA Property
6890604	Apparent Non-HOA Property

Property ID	HOA Status
6875560	Apparent Non-HOA Property
6887344	Apparent Non-HOA Property
6897007	Apparent Non-HOA Property
6735448	Apparent Non-HOA Property
6898462	Apparent Non-HOA Property
6740281	Apparent Non-HOA Property
6092112	Apparent Non-HOA Property
6782954	Apparent Non-HOA Property
6790942	Apparent Non-HOA Property
6711012	Apparent Non-HOA Property
6764456	Apparent Non-HOA Property
6788890	Apparent Non-HOA Property
6773595	Apparent Non-HOA Property
6783271	Apparent Non-HOA Property
6796079	Apparent Non-HOA Property
6940477	Apparent Non-HOA Property
6903622	Apparent Non-HOA Property
6916743	Apparent Non-HOA Property
6808585	Apparent Non-HOA Property
6778901	Apparent Non-HOA Property
6737441	Apparent Non-HOA Property
6709282	Apparent Non-HOA Property
6816022	Apparent Non-HOA Property
6810868	Apparent Non-HOA Property
6746867	Apparent Non-HOA Property
6759575	Apparent Non-HOA Property
6961704	Apparent Non-HOA Property
6211797	Apparent Non-HOA Property
6986038	Apparent Non-HOA Property
6713159	Apparent Non-HOA Property
6305955	Apparent Non-HOA Property
6820880	Apparent Non-HOA Property
6986766	Apparent Non-HOA Property
6982696	Apparent Non-HOA Property
6784790	Apparent Non-HOA Property
6771210	Apparent Non-HOA Property
6849648	Apparent Non-HOA Property
6709405	Apparent Non-HOA Property
6981994	Apparent Non-HOA Property

Property ID	HOA Status
6840396	Apparent Non-HOA Property
6840381	Apparent Non-HOA Property
6740588	Apparent Non-HOA Property
6735482	Apparent Non-HOA Property
6778911	Apparent Non-HOA Property
6464317	Apparent Non-HOA Property
6802189	Apparent Non-HOA Property
6787594	Apparent Non-HOA Property
6702676	Apparent Non-HOA Property
6874430	Apparent Non-HOA Property
6884094	Apparent Non-HOA Property
6444399	Apparent Non-HOA Property
6579629	Apparent Non-HOA Property
6810931	Apparent Non-HOA Property
6813797	Apparent Non-HOA Property
6812574	Apparent Non-HOA Property
6903166	Apparent Non-HOA Property
6638504	Apparent Non-HOA Property
6780211	Apparent Non-HOA Property
6786365	Apparent Non-HOA Property
6651121	Apparent Non-HOA Property
6790166	Apparent Non-HOA Property
6785224	Apparent Non-HOA Property
6759984	Apparent Non-HOA Property
6709280	Apparent Non-HOA Property
6804285	Apparent Non-HOA Property
6801871	Apparent Non-HOA Property
6677848	Apparent Non-HOA Property
6915215	Apparent Non-HOA Property
6804267	Apparent Non-HOA Property
6927224	Apparent Non-HOA Property
6957668	Apparent Non-HOA Property
6968036	Apparent Non-HOA Property
6812513	Apparent Non-HOA Property
6814318	Apparent Non-HOA Property
6975506	Apparent Non-HOA Property
6639501	Apparent Non-HOA Property
6840571	Apparent Non-HOA Property
6844894	Apparent Non-HOA Property

Property ID	HOA Status
6824905	Apparent Non-HOA Property
6844845	Apparent Non-HOA Property
6851401	Apparent Non-HOA Property
6826188	Apparent Non-HOA Property
6820132	Apparent Non-HOA Property
6524659	Apparent Non-HOA Property
6852137	Apparent Non-HOA Property
6847407	Apparent Non-HOA Property
7006082	Apparent Non-HOA Property
6863136	Apparent Non-HOA Property
6853471	Apparent Non-HOA Property
6849528	Apparent Non-HOA Property
6855355	Apparent Non-HOA Property
6890488	Apparent Non-HOA Property
6887675	Apparent Non-HOA Property
6892445	Apparent Non-HOA Property
6876449	Apparent Non-HOA Property
6699282	Apparent Non-HOA Property
6913481	Apparent Non-HOA Property
6707552	Apparent Non-HOA Property
6915275	Apparent Non-HOA Property
6745043	Apparent Non-HOA Property
6764531	Apparent Non-HOA Property
6723219	Apparent Non-HOA Property
6943264	Apparent Non-HOA Property
6746395	Apparent Non-HOA Property
6699403	Apparent Non-HOA Property
6946014	Apparent Non-HOA Property
6942712	Apparent Non-HOA Property
6735670	Apparent Non-HOA Property
6943262	Apparent Non-HOA Property
6748464	Apparent Non-HOA Property
6977072	Apparent Non-HOA Property
6771204	Apparent Non-HOA Property
6782348	Apparent Non-HOA Property
6782643	Apparent Non-HOA Property
6738493	Apparent Non-HOA Property
6766026	Apparent Non-HOA Property
6790801	Apparent Non-HOA Property

Property ID	HOA Status
6786295	Apparent Non-HOA Property
6765328	Apparent Non-HOA Property
6995933	Apparent Non-HOA Property
6776590	Apparent Non-HOA Property
6789213	Apparent Non-HOA Property
6799903	Apparent Non-HOA Property
6796176	Apparent Non-HOA Property
6802130	Apparent Non-HOA Property
6784337	Apparent Non-HOA Property
6788336	Apparent Non-HOA Property
6978623	Apparent Non-HOA Property
6766529	Apparent Non-HOA Property
6970806	Apparent Non-HOA Property
6801958	Apparent Non-HOA Property
6764794	Apparent Non-HOA Property
6745023	Apparent Non-HOA Property
6799827	Apparent Non-HOA Property
6818872	Apparent Non-HOA Property
6818224	Apparent Non-HOA Property
6788327	Apparent Non-HOA Property
6804941	Apparent Non-HOA Property
6808578	Apparent Non-HOA Property
6826948	Apparent Non-HOA Property
6815550	Apparent Non-HOA Property
6813925	Apparent Non-HOA Property
6827173	Apparent Non-HOA Property
6826898	Apparent Non-HOA Property
6826885	Apparent Non-HOA Property
6848654	Apparent Non-HOA Property
6848363	Apparent Non-HOA Property
6814505	Apparent Non-HOA Property
6859369	Apparent Non-HOA Property
6860487	Apparent Non-HOA Property
6864157	Apparent Non-HOA Property
6825045	Apparent Non-HOA Property
6818761	Apparent Non-HOA Property
6887324	Apparent Non-HOA Property
6898301	Apparent Non-HOA Property
6818842	Apparent Non-HOA Property

Property ID	HOA Status
6850237	Apparent Non-HOA Property
6892096	Apparent Non-HOA Property
6825433	Apparent Non-HOA Property
6923346	Apparent Non-HOA Property
6906219	Apparent Non-HOA Property
6856893	Apparent Non-HOA Property
6856859	Apparent Non-HOA Property
6915545	Apparent Non-HOA Property
6946041	Apparent Non-HOA Property
6952539	Apparent Non-HOA Property
6890209	Apparent Non-HOA Property
6952781	Apparent Non-HOA Property
6882595	Apparent Non-HOA Property
6907868	Apparent Non-HOA Property
7009060	Apparent Non-HOA Property
6890619	Apparent Non-HOA Property
6876465	Apparent Non-HOA Property
6891696	Apparent Non-HOA Property
6943238	Apparent Non-HOA Property
6952599	Apparent Non-HOA Property
6970230	Apparent Non-HOA Property
6916391	Apparent Non-HOA Property
6974227	Apparent Non-HOA Property
7008393	Apparent Non-HOA Property
6987283	Apparent Non-HOA Property
6969388	Apparent Non-HOA Property
7006080	Apparent Non-HOA Property
6986854	Apparent Non-HOA Property
1676038	Apparent Non-HOA Property
1891807	Apparent Non-HOA Property
2856938	Apparent Non-HOA Property
2865767	Apparent Non-HOA Property
2903111	Apparent Non-HOA Property
3149392	Apparent Non-HOA Property
4068148	Apparent Non-HOA Property
4360807	Apparent Non-HOA Property
4203491	Apparent Non-HOA Property
4602248	Apparent Non-HOA Property
4772586	Apparent Non-HOA Property

Property ID	HOA Status
4930854	Apparent Non-HOA Property
4900873	Apparent Non-HOA Property
5141119	Apparent Non-HOA Property
5188416	Apparent Non-HOA Property
5151281	Apparent Non-HOA Property
5238902	Apparent Non-HOA Property
5334009	Apparent Non-HOA Property
5442495	Apparent Non-HOA Property
5666645	Apparent Non-HOA Property
5578806	Apparent Non-HOA Property
6099789	Apparent Non-HOA Property
6123200	Apparent Non-HOA Property
6092256	Apparent Non-HOA Property
6037026	Apparent Non-HOA Property
6639491	Apparent Non-HOA Property
6906497	Apparent Non-HOA Property
5671320	Apparent Non-HOA Property
6444401	Apparent Non-HOA Property
6444404	Apparent Non-HOA Property
6306106	Apparent Non-HOA Property
6310142	Apparent Non-HOA Property
6018277	Apparent Non-HOA Property
6664889	Apparent Non-HOA Property
6677879	Apparent Non-HOA Property
6505421	Apparent Non-HOA Property
6713199	Apparent Non-HOA Property
6720635	Apparent Non-HOA Property
6763765	Apparent Non-HOA Property
6771356	Apparent Non-HOA Property
6759419	Apparent Non-HOA Property
6796137	Apparent Non-HOA Property
6790027	Apparent Non-HOA Property
6799250	Apparent Non-HOA Property
6814194	Apparent Non-HOA Property
6810920	Apparent Non-HOA Property
6752042	Apparent Non-HOA Property
6818758	Apparent Non-HOA Property
6822449	Apparent Non-HOA Property
6821204	Apparent Non-HOA Property

Property ID	HOA Status
6801425	Apparent Non-HOA Property
6840419	Apparent Non-HOA Property
6840503	Apparent Non-HOA Property
6840407	Apparent Non-HOA Property
6813847	Apparent Non-HOA Property
6835159	Apparent Non-HOA Property
6826349	Apparent Non-HOA Property
6852159	Apparent Non-HOA Property
6852138	Apparent Non-HOA Property
6866586	Apparent Non-HOA Property
6890205	Apparent Non-HOA Property
6890207	Apparent Non-HOA Property
6860141	Apparent Non-HOA Property
6874445	Apparent Non-HOA Property
6907238	Apparent Non-HOA Property
6917413	Apparent Non-HOA Property
6916597	Apparent Non-HOA Property
6915529	Apparent Non-HOA Property
6974164	Apparent Non-HOA Property
7003302	Apparent Non-HOA Property
8109996	Apparent Non-HOA Property
1210277	Apparent Non-HOA Property
1339039	Apparent Non-HOA Property
1385769	Apparent Non-HOA Property
1337774	Apparent Non-HOA Property
1218253	Apparent Non-HOA Property
1453194	Apparent Non-HOA Property
1537267	Apparent Non-HOA Property
1544050	Apparent Non-HOA Property
1608557	Apparent Non-HOA Property
1730130	Apparent Non-HOA Property
2445049	Apparent Non-HOA Property
1677168	Apparent Non-HOA Property
2041137	Apparent Non-HOA Property
1677002	Apparent Non-HOA Property
1677259	Apparent Non-HOA Property
1677195	Apparent Non-HOA Property
1677222	Apparent Non-HOA Property
1677285	Apparent Non-HOA Property

Property ID	HOA Status
1772905	Apparent Non-HOA Property
1754761	Apparent Non-HOA Property
1677256	Apparent Non-HOA Property
1675913	Apparent Non-HOA Property
1778160	Apparent Non-HOA Property
1675972	Apparent Non-HOA Property
1675935	Apparent Non-HOA Property
1676943	Apparent Non-HOA Property
1677076	Apparent Non-HOA Property
1677163	Apparent Non-HOA Property
1677129	Apparent Non-HOA Property
1677185	Apparent Non-HOA Property
1807627	Apparent Non-HOA Property
1906726	Apparent Non-HOA Property
1931341	Apparent Non-HOA Property
2164398	Apparent Non-HOA Property
2092736	Apparent Non-HOA Property
2445057	Apparent Non-HOA Property
2529188	Apparent Non-HOA Property
2214181	Apparent Non-HOA Property
2575937	Apparent Non-HOA Property
2248479	Apparent Non-HOA Property
2261386	Apparent Non-HOA Property
2165228	Apparent Non-HOA Property
2437117	Apparent Non-HOA Property
2313226	Apparent Non-HOA Property
2441638	Apparent Non-HOA Property
2409210	Apparent Non-HOA Property
2450468	Apparent Non-HOA Property
2491307	Apparent Non-HOA Property
2459274	Apparent Non-HOA Property
2445062	Apparent Non-HOA Property
2445048	Apparent Non-HOA Property
2518591	Apparent Non-HOA Property
2605239	Apparent Non-HOA Property
2513390	Apparent Non-HOA Property
2445059	Apparent Non-HOA Property
2830507	Apparent Non-HOA Property
2625835	Apparent Non-HOA Property

Property ID	HOA Status
2864114	Apparent Non-HOA Property
2694301	Apparent Non-HOA Property
2791089	Apparent Non-HOA Property
2621303	Apparent Non-HOA Property
2912499	Apparent Non-HOA Property
3019139	Apparent Non-HOA Property
2864093	Apparent Non-HOA Property
2864107	Apparent Non-HOA Property
2864105	Apparent Non-HOA Property
2699740	Apparent Non-HOA Property
4730295	Apparent Non-HOA Property
2881653	Apparent Non-HOA Property
3491493	Apparent Non-HOA Property
3668569	Apparent Non-HOA Property
3598453	Apparent Non-HOA Property
2864101	Apparent Non-HOA Property
3037536	Apparent Non-HOA Property
2845227	Apparent Non-HOA Property
3157852	Apparent Non-HOA Property
3037391	Apparent Non-HOA Property
3040758	Apparent Non-HOA Property
2967355	Apparent Non-HOA Property
3797862	Apparent Non-HOA Property
3140238	Apparent Non-HOA Property
4145521	Apparent Non-HOA Property
4274391	Apparent Non-HOA Property
4380262	Apparent Non-HOA Property
3457536	Apparent Non-HOA Property
4620331	Apparent Non-HOA Property
3350827	Apparent Non-HOA Property
3676489	Apparent Non-HOA Property
4029574	Apparent Non-HOA Property
4745127	Apparent Non-HOA Property
4086029	Apparent Non-HOA Property
3946491	Apparent Non-HOA Property
3881813	Apparent Non-HOA Property
3750463	Apparent Non-HOA Property
4235755	Apparent Non-HOA Property
4348108	Apparent Non-HOA Property

Property ID	HOA Status
4236433	Apparent Non-HOA Property
4098187	Apparent Non-HOA Property
4217754	Apparent Non-HOA Property
4834326	Apparent Non-HOA Property
4380265	Apparent Non-HOA Property
4303989	Apparent Non-HOA Property
4416081	Apparent Non-HOA Property
4082249	Apparent Non-HOA Property
4205345	Apparent Non-HOA Property
5040468	Apparent Non-HOA Property
4195289	Apparent Non-HOA Property
4384045	Apparent Non-HOA Property
4304492	Apparent Non-HOA Property
5040757	Apparent Non-HOA Property
4816079	Apparent Non-HOA Property
4925029	Apparent Non-HOA Property
5137726	Apparent Non-HOA Property
5234960	Apparent Non-HOA Property
7641977	Apparent Non-HOA Property
1304042	Apparent Non-HOA Property
1578145	Apparent Non-HOA Property
1665876	Apparent Non-HOA Property
1677257	Apparent Non-HOA Property
1677223	Apparent Non-HOA Property
1677187	Apparent Non-HOA Property
1677120	Apparent Non-HOA Property
1904505	Apparent Non-HOA Property
2577091	Apparent Non-HOA Property
2945372	Apparent Non-HOA Property
2929267	Apparent Non-HOA Property
3088366	Apparent Non-HOA Property
3140223	Apparent Non-HOA Property
3140235	Apparent Non-HOA Property
3178631	Apparent Non-HOA Property
3186034	Apparent Non-HOA Property
3470960	Apparent Non-HOA Property
4107381	Apparent Non-HOA Property
4284417	Apparent Non-HOA Property
4292512	Apparent Non-HOA Property

Property ID	HOA Status
4280447	Apparent Non-HOA Property
4380264	Apparent Non-HOA Property
4455940	Apparent Non-HOA Property
4195270	Apparent Non-HOA Property
3983481	Apparent Non-HOA Property
2129087	Apparent Non-HOA Property
3887012	Apparent Non-HOA Property
1676574	Apparent Non-HOA Property
4228327	Apparent Non-HOA Property
1778395	Apparent Non-HOA Property
2649456	Apparent Non-HOA Property
2440266	Apparent Non-HOA Property
3222926	Apparent Non-HOA Property
2056323	Apparent Non-HOA Property
1763820	Apparent Non-HOA Property
1676961	Apparent Non-HOA Property
1677316	Apparent Non-HOA Property